UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2019
Date of reporting period: April 30, 2019

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Select U.S. Equity ETF | DUSA
Davis Select Financial ETF | DFNL
Davis Select Worldwide ETF | DWLD
Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

April 30, 2019

SEMI-ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with financial intermediary.

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of April 30, 2019 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

Shares of the Davis Fundamental ETF Trust are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedules of Investments
The Funds file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to Form N-PORT (available for filings after March 31, 2019). The Funds’ Form N-Q and N-PORT Exhibit are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview
Davis Select U.S. Equity ETF’s net asset value and market price returns1 (9.05% and 9.06%, respectively) underperformed the 9.76% return for the Standard & Poor’s 500® Index (the “Index”) for the six-month period ended April 30, 2019 (the “period”). The sectors2 within the Index that reported the strongest performance were Consumer Discretionary (up 15%), Real Estate (up 14%), and Information Technology (up 14%). While all sectors within the Index reported positive performance for the period, the sectors within the Index that reported the weakest performance were Energy (up less than 1%), Health Care (up 2%), and Consumer Staples (up 6%).
Detractors from Performance
Relative to the Index, the Fund’s Financials holdings were the most significant detractor3 from performance. This hindrance on performance was due to both weaker stock selection (up 4%, versus up 9%) and a significantly higher average weighting in this sector (42%, compared to 14%). Two of the Fund’s Financials stocks were among the top detractors, Wells Fargo4 (down 7%) and Markel (down 2%).
The Fund’s Energy holdings were another important detractor from the Fund’s performance (down 17%, compared with up less than 1% for the Index). The Fund’s only two Energy holdings, Encana and Apache (down 32% and down 12%, respectively), were correspondingly the number one and two top detractors for the period.
Compared to the Index, the Fund suffered from its lack of any holdings in the strong-performing Information Technology sector (0%, versus 19% average weighting).
Additional detractors from performance included Adient (down 24%), CVS (down 31%), and MultiChoice (down 3%), a spin-off of Naspers, which was subsequently sold during the period. Given the strong market, the Fund also suffered from its position in repurchase agreements (average weight of 5%).
Contributors to Performance
The Consumer Discretionary sector holdings were the most significant contributor to the Fund’s absolute and relative performance. The Fund benefited from its strong stock selection (up 23%, compared with up 15%) and significant overweight position (16% average weighting, versus 10%) relative to the Index. A number of Consumer Discretionary holdings boosted Fund performance, including Amazon (up 21%), New Oriental Education & Technology (up 63%), the top two contributors, respectively, and Alibaba (up 30%). Amazon was the second-largest holding at the end of the period, representing 10.21% of net assets. Naspers (up 50%) moved from the Communication Services sector to the Consumer Discretionary sector during the period and was a top contributor in each sector.
The Communication Services sector was also beneficial to both absolute and relative performance. The Fund’s Communication Services holdings outperformed those of the Index (up 17%, versus up 12%). The Fund also benefited from having a higher average weighting (14%, versus 10% for the Index) in this sector. Along with the aforementioned Naspers, Facebook (up 27%) and Alphabet (up 10%) also generated strong returns.
The Fund’s Financials sector holdings helped its absolute performance. Berkshire Hathaway (up 6%), American Express (up 15%), and JPMorgan Chase (up 8%) were top contributors.
When compared to the Index, the Fund benefited from having a significantly lower average weighting (2%, versus 15%) in Health Care, which was the second weakest-performing sector within the Index for the period.
United Technologies (up 16%) was another top contributor.
The Fund’s foreign securities outperformed its domestic securities (up 21%, versus up 8%).

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2019, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor’s 500® Index for an investment made at NAV on January 11, 2017

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
S&P 500®
DUSA - NAV
S&P 500®
$13,545
DUSA
$12,429
01/11/17
04/30/17
04/30/18
04/30/19

Average Annual Total Return for periods ended April 30, 2019

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	6.13%	9.92%	0.63%	0.63%
DUSA - Market Price	6.11%	9.98%	0.63%	0.63%
S&P 500® Index	13.49%	14.11%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for period ended March 31, 2019

	1-Year	Since Fund’s Inception (01/11/17)
DUSA - Net Asset Value (NAV)	0.88%	6.91%
DUSA - Market Price	0.70%	6.93%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview
Davis Select Financial ETF’s net asset value and market price returns1 (6.74% and 6.69%, respectively) underperformed the 7.93% return of the S&P 500® Financials Index (the “Index”) for the six-month period ended April 30, 2019 (the “period”). The industries2 within the Financials sector that reported the strongest performance were Insurance (up 15%), Consumer Finance (up 14%), and Capital Markets (up 8%). While all industries within the Index reported positive performance, the industries within the Index that reported the weakest performance were Banks and Diversified Financial Services (both up 5%).
Detractors from Performance
While the Fund slightly underperformed the Index during the period, most of the holdings contributed3 positively. Only five of the Fund’s holdings had a negative contribution during the period. For this reason, some of the weak performers discussed below in fact contributed positively to performance, but less so than other holdings.
Insurance securities were the most significant detractor from the Fund’s performance relative to the Index due to weaker stock selection. Returns on the Fund’s Insurance holdings were up 8%, compared with up 15% for the Index. Markel4 (down 2%) and Greenlight Capital (up 3%) were among the weaker performing securities.
The Fund’s Capital Markets securities were an important hindrance on relative performance. The Fund’s securities in this industry were up 5%, while the Index securities were up 8%. Goldman Sachs (down 8%), Charles Schwab (down less than 1%), and State Street (down less than 1%) were among the top detractors for the period.
A number of individual Bank securities were among the weak performers for the period, including Wells Fargo (down 7%), Metro Bank (down 9%), Danske Bank (down 1%), and Bank of N.T. Butterfield (up 1%). Metro Bank was a new addition during the period. Wells Fargo was the top detractor for the period.
Contributors to Performance
The Fund’s Bank holdings were the largest contributor to the Fund’s absolute performance. The Fund had 31% of net assets invested in this industry. DBS Group Holdings (up 23%) and JPMorgan Chase (up 8%) were both among the top contributors.
Diversified Financial Services securities were the most significant contributor to the Fund’s relative performance due to the Fund’s lower average weighting (8%, versus 13%) and stronger stock selection (up 7%, compared with up 5%) in this industry. Berkshire Hathaway (up 6%) helped performance.
While Insurance holdings were a key detractor on a relative basis, a number of key contributors came from this industry. Chubb (up 18%) and Loews (up 10%) were both strong contributors to performance.
The Fund retains the flexibility to invest a limited portion of its assets in non-financial securities. During the period, the Fund held a Media & Entertainment holding, Alphabet, which was up 10%.
Two Consumer Finance securities were among the top contributors. American Express (up 15%) was the top contributor for the period, and Capital One Financial (up 5%) also boosted Fund performance. Capital One Financial was the second largest holding at the end of the period representing 7.41% of net assets.
Two Capital Markets securities, Julius Baer (up 9%) and Oaktree Capital (up 21%), helped Fund performance. The Fund no longer owns Oaktree Capital.
During the period, the Fund had an average weight of 16% of its net assets in foreign securities. These foreign securities outperformed the Fund’s U.S. holdings (up 9%, compared to up 6%).

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: authorized participant concentration risk, common stock risk, credit risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2019, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

Average Annual Total Return for periods ended April 30, 2019

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	2.80%	9.62%	0.64%	0.64%
DFNL - Market Price	2.68%	9.62%	0.64%	0.64%
S&P 500® Financials Index	4.29%	9.85%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for period ended March 31, 2019

	1-Year	Since Fund’s Inception (01/11/17)
DFNL - Net Asset Value (NAV)	(4.50)%	6.36%
DFNL - Market Price	(4.78)%	6.34%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview
Davis Select Worldwide ETF’s net asset value and market price returns1 (13.45% and 13.61%, respectively) outperformed the 9.37% return for the Morgan Stanley Capital International All Country World Index (the “Index”) for the six-month period ended April 30, 2019 (the “period”). The sectors2 within the Index that reported the strongest performance were Real Estate (up 15%), Information Technology (up 15%), and Consumer Discretionary (up 13%). It was a strong period for the Index with each sector reporting positive performance. The sectors within the Index that reported the weakest, but still positive performance were Energy (up 1%), Health Care (up 3%), and Materials (up 8%).
Contributors to Performance
The Consumer Discretionary sector holdings were the most significant contributor3 to the Fund’s performance on both an absolute basis and relative to those of the Index. The Fund benefited from its strong stock selection (up 25%, compared with up 13%) and significant overweight position (28% average weighting, versus 11%) relative to the Index. A number of Consumer Discretionary holdings boosted Fund performance including the top holding at the end of the period, New Oriental Education & Technology4 (up 63%), Alibaba (up 30%), JD.com (up 29%), and Amazon (up 21%), the third-largest holding at the end of the period. Naspers (up 50%) moved from the Communication Services sector to the Consumer Discretionary sector during the period and was a top contributor in each sector.
The Communication Services sector was also beneficial to both absolute and relative performance. The Fund’s Communication Services holdings outperformed those of the Index (up 19%, versus up 12%). The Fund also benefited from having a higher average weighting (17%, versus 9% for the Index) in this sector. Along with the aforementioned Naspers, Facebook (up 27%) and Alphabet (up 10%) also generated strong returns. Alphabet was the second-largest holding at the end of the period.
While the Fund’s Financials sector holdings were a detractor to performance compared to the Index, the Fund’s large weighting (27%) made them a top contributor on an absolute basis. The Fund’s Financials sector holdings were up 8%. Noah Holdings (up 44%) boosted Fund performance.
The Fund benefited from being significantly underweight in Health Care securities compared with the Index (1% average weighting, versus 12%).
InterGlobe Aviation (up 81%) and United Technologies (up 16%) were strong-performing securities during the period.
The Fund’s foreign securities outperformed its U.S. securities (up 19%, versus up 8%). A large part of this positive performance was on account of the Fund’s Chinese holdings. The Fund’s Chinese holdings represented the Fund’s largest foreign position (an average weighting of 27% during the period).
Detractors from Performance
The Energy sector holdings were the most significant detractor from the Fund’s performance primarily as a result of weaker stock selection (a return of negative 22%, compared with the Index’s Energy holdings returning a positive 1%). All three of the Fund’s Energy holdings were among the top detractors for the period, including Encana (down 32%), Apache (down 12%), and Seven Generations Energy (down 27%). Encana was the top detractor for the period.
While returns on the Fund’s holdings in the Information Technology sector were in line with those of the Index (both up 15%), the Fund’s underweight position in this sector hindered its relative performance (average weighting of 6%, compared with 15% for the Index).
As noted above, the Fund’s Financials securities hindered its performance relative to the Index, primarily as a result of weaker stock selection (up 8%, versus up 9%). Wells Fargo (down 7%) and Danske Bank (down 1%) were top detractors.
A number of individual securities that were a hindrance on performance included Tarena International (down 41%), Quotient Technology (down 28%), Adient (down 24%), Baidu (down 13%), and Fang Holdings (down 25%).

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, foreign country risk, foreign currency risk, foreign market risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2019, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment at NAV on January 11, 2017

Average Annual Total Return for periods ended April 30, 2019

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	(2.16)%	11.00%	0.63%	0.63%
DWLD - Market Price	(1.97)%	11.10%	0.63%	0.63%
MSCI ACWI®	5.06%	11.35%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for period ended March 31, 2019

	1-Year	Since Fund’s Inception (01/11/17)
DWLD - Net Asset Value (NAV)	(6.89)%	8.50%
DWLD - Market Price	(7.06)%	8.53%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF

Performance Overview
Davis Select International ETF’s net asset value and market price returns1 (15.72% and 15.97%, respectively) outperformed the 9.12% return for the Morgan Stanley Capital International All Country World Index ex USA (the “Index”) for the six-month period ended April 30, 2019 (the “period”). The sectors2 within the Index that reported the strongest performance were Real Estate (up 15%), Information Technology (up 14%), and Communication Services (up 13%). It was a strong period for the Index with each sector reporting positive performance. The sectors within the Index that reported the weakest, but still positive performance were Energy (up 2%), Health Care (up 4%), and Materials (up 8%).
Contributors to Performance
The Consumer Discretionary sector holdings were the most significant contributor3 to the Fund’s performance on both an absolute basis and relative to those of the Index. The Fund benefited primarily as a result of its strong stock selection (up 33%, compared with up 12%). The Fund also benefited from a significant overweight position (26% average weighting, versus 11%) relative to the Index. A number of Consumer Discretionary holdings helped to boost Fund performance. New Oriental Education & Technology4 (up 63%) was the top contributor and the largest holding at the end of the period (9.80% of net assets). Alibaba (up 30%) and JD.com (up 29%) also contributed to performance. Naspers (up 50%), the third largest holding at the end of the period, moved from the Communication Services sector to the Consumer Discretionary sector during the period and was a top contributor in each sector.
Likewise, Industrials helped Fund performance. The Fund’s Industrials holdings generated a return of 22%, while the Index’s returned 10%. InterGlobe Aviation (up 81%), Schneider Electric (up 20%), and Safran (up 13%) were each among the top contributors during the period.
The Fund had 25% of its net assets in Financials securities. The Fund’s Financials holdings were up 13%, while the Index’s Financials holdings had a 9% return. A number of individual securities which contributed to performance were DBS Group Holdings (up 23%), Noah Holdings (up 44%), and Sul America (up 21%).
The Fund’s largest geographic position was in Chinese securities (an average weighting of 36% during the period). The Fund’s Chinese securities were up 24% during the period.
Detractors from Performance
The Energy sector holdings were the most significant detractor from the Fund’s performance as a result of weaker stock selection (a return of negative 30%, compared with the Index’s Energy holdings returning a positive 2%). Encana (down 32%) and Seven Generations Energy (down 27%), the Fund’s only two Energy holdings, hindered Fund performance. Encana was the top detractor for the period.
A key detractor from relative performance was the Fund’s Information Technology position. The Fund was underweight (5% average weighting, versus 8%) and had weaker stock selection (up 9%, versus up 14%) when compared with the Index.
While the Fund’s Health Care securities had a positive return (up 7%), it was one of the weakest contributors to performance. Among the top hindrances to performance during the period was Shire (down 1%). Shire was sold in January.
Tarena International (down 41%), Baidu (down 13%), Fang Holdings (down 25%), and Danske Bank (down 1%) were top detractors.
While the Fund ended the period with just 3% of net assets in repurchase agreements, the Fund maintained a 5% average weighting during the period. In the strong market, this was a hindrance on performance.

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, foreign country risk, foreign currency risk, foreign market risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2019, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment at NAV on March 1, 2018

Average Annual Total Return for periods ended April 30, 2019

Fund & Benchmark Index	1-Year	Since Fund’s Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	(3.97)%	(3.77)%	0.69%	0.69%
DINT - Market Price	(3.72)%	(3.49)%	0.69%	0.69%
MSCI ACWI® ex USA	(3.23)%	(2.05)%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for period ended March 31, 2019

	1-Year	Since Fund’s Inception (03/01/18)
DINT - Net Asset Value (NAV)	(7.79)%	(8.43)%
DINT - Market Price	(8.24)%	(8.31)%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	April 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/19 Net Assets)		(% of 04/30/19 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	83.40%	Diversified Financials	26.31%	5.18%
Common Stock (Foreign)	13.41%	Retailing	14.82%	6.76%
Short-Term Investments	2.91%	Banks	14.43%	5.70%
Other Assets & Liabilities	0.28%	Media & Entertainment	14.31%	8.40%
	100.00%	Capital Goods	12.05%	6.69%
		Energy	4.61%	5.22%
		Consumer Services	3.86%	1.89%
		Insurance	3.70%	2.39%
		Health Care	2.87%	13.63%
		Materials	1.67%	2.67%
		Automobiles & Components	1.37%	0.52%
		Other	–	40.95%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/19 Net Assets)

Berkshire Hathaway Inc., Class B	Diversified Financial Services	10.56%
Amazon.com, Inc.	Retailing	10.21%
Alphabet Inc., Class C	Media & Entertainment	9.92%
United Technologies Corp.	Capital Goods	7.43%
Capital One Financial Corp.	Consumer Finance	6.80%
Wells Fargo & Co.	Banks	4.76%
American Express Co.	Consumer Finance	4.31%
JPMorgan Chase & Co.	Banks	4.18%
U.S. Bancorp	Banks	4.07%
Facebook, Inc., Class A	Media & Entertainment	3.94%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2019

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 10/31/18	248	0	0	1
11/01/18 – 04/30/19	120	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 10/31/18	3	0	0	0
11/01/18 – 04/30/19	2	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	April 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/19 Net Assets)		(% of 04/30/19 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	81.98%	Banks	35.62%	42.95%
Common Stock (Foreign)	16.71%	Insurance	22.15%	18.04%
Short-Term Investments	1.61%	Capital Markets	17.96%	20.57%
Other Assets & Liabilities	(0.30)%	Consumer Finance	13.64%	5.34%
	100.00%	Diversified Financial Services	7.46%	13.10%
		Media & Entertainment	3.17%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/19 Net Assets)

U.S. Bancorp	Banks	7.52%
Capital One Financial Corp.	Consumer Finance	7.41%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	7.36%
American Express Co.	Consumer Finance	6.05%
Markel Corp.	Property & Casualty Insurance	5.31%
JPMorgan Chase & Co.	Banks	5.06%
Bank of New York Mellon Corp.	Capital Markets	4.78%
Wells Fargo & Co.	Banks	4.74%
Chubb Ltd.	Property & Casualty Insurance	4.51%
Loews Corp.	Property & Casualty Insurance	4.02%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2019

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 10/31/18	241	0	0	0
11/01/18 – 04/30/19	67	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 10/31/18	11	0	0	0
11/01/18 – 04/30/19	55	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	April 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/19 Net Assets)		(% of 04/30/19 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	56.81%	Retailing	23.58%	5.18%
Common Stock (U.S.)	41.42%	Banks	13.39%	9.18%
Short-Term Investments	1.54%	Diversified Financials	13.21%	4.01%
Other Assets & Liabilities	0.23%	Media & Entertainment	12.56%	6.08%
	100.00%	Capital Goods	8.27%	7.17%
		Consumer Services	7.29%	1.76%
		Energy	6.83%	6.10%
		Information Technology	6.35%	16.14%
		Insurance	3.01%	3.86%
		Automobiles & Components	1.88%	2.01%
		Transportation	1.83%	2.21%
		Materials	1.80%	4.80%
		Other	–	31.50%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/19 Stock Holdings)		(% of Fund’s 04/30/19 Net Assets)

United States	42.17%	New Oriental Education & Technology Group, Inc., ADR	6.56%
China	27.72%	Alphabet Inc., Class C	6.42%
South Africa	5.69%	Amazon.com, Inc.	6.03%
United Kingdom	4.88%	Naspers Ltd. - N	5.59%
Canada	3.74%	Alibaba Group Holding Ltd., ADR	5.57%
Brazil	3.01%	JD.com, Inc., Class A, ADR	5.06%
Singapore	2.93%	Wells Fargo & Co.	4.69%
Switzerland	2.88%	Berkshire Hathaway Inc., Class B	4.56%
Bermuda	2.24%	Capital One Financial Corp.	4.54%
Denmark	1.83%	Hollysys Automation Technologies Ltd.	4.48%
India	1.83%
Norway	1.08%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	194	6	0	1
11/01/17 – 10/31/18	232	1	0	0
11/01/18 – 04/30/19	74	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	2	0	0	0
11/01/17 – 10/31/18	19	0	0	0
11/01/18 – 04/30/19	48	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF	April 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/19 Net Assets)		(% of 04/30/19 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	97.94%	Retailing	20.92%	3.34%
Short-Term Investments	3.03%	Banks	15.29%	13.54%
Other Assets & Liabilities	(0.97)%	Capital Goods	14.77%	7.78%
	100.00%	Consumer Services	11.51%	1.44%
		Diversified Financials	7.08%	3.06%
		Energy	6.99%	7.30%
		Transportation	6.13%	2.70%
		Information Technology	4.33%	8.61%
		Insurance	3.80%	5.39%
		Health Care	3.07%	8.02%
		Media & Entertainment	3.06%	3.22%
		Materials	3.05%	7.45%
		Other	–	28.15%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/19 Stock Holdings)		(% of Fund’s 04/30/19 Net Assets)

China	38.05%	New Oriental Education & Technology Group, Inc., ADR	9.80%
France	9.43%	Alibaba Group Holding Ltd., ADR	6.96%
Switzerland	9.40%	Naspers Ltd. - N	6.92%
South Africa	7.07%	JD.com, Inc., Class A, ADR	4.98%
Canada	6.99%	Schneider Electric SE	4.77%
United Kingdom	4.85%	DBS Group Holdings Ltd.	4.48%
Singapore	4.58%	Safran S.A.	4.46%
Brazil	4.35%	Hollysys Automation Technologies Ltd.	4.24%
India	4.09%	Ferguson PLC	4.22%
Bermuda	3.92%	InterGlobe Aviation Ltd.	4.00%
Norway	3.65%
Denmark	2.60%
Germany	1.02%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2019
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 2, 2018 (commencement of trading) through April 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 10/31/18	140	21	0	0
11/01/18 – 04/30/19	103	4	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 10/31/18	9	0	0	0
11/01/18 – 04/30/19	15	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended April 30, 2019.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/01/18)	(04/30/19)	(11/01/18-04/30/19)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,090.52	$3.27
Hypothetical	$1,000.00	$1,021.67	$3.16
Davis Select Financial ETF
(annualized expense ratio 0.64%**)
Actual	$1,000.00	$1,067.43	$3.28
Hypothetical	$1,000.00	$1,021.62	$3.21
Davis Select Worldwide ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,134.50	$3.33
Hypothetical	$1,000.00	$1,021.67	$3.16
Davis Select International ETF
(annualized expense ratio 0.69%**)
Actual	$1,000.00	$1,157.21	$3.69
Hypothetical	$1,000.00	$1,021.37	$3.46

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	April 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.81%)
COMMUNICATION SERVICES – (13.86%)
Media & Entertainment – (13.86%)
Alphabet Inc., Class C *	16,234	$19,293,785
Facebook, Inc., Class A *	39,638	7,665,989
	Total Communication Services	26,959,774
CONSUMER DISCRETIONARY – (19.42%)
Automobiles & Components – (1.33%)
Adient plc *	111,694	2,580,131
Consumer Services – (3.74%)
New Oriental Education & Technology Group, Inc., ADR (China)*	76,264	7,280,162
Retailing – (14.35%)
Alibaba Group Holding Ltd., ADR (China)*	22,370	4,151,201
Amazon.com, Inc. *	10,307	19,856,641
Naspers Ltd. - N (South Africa)	15,332	3,917,511
		27,925,353
	Total Consumer Discretionary	37,785,646
ENERGY – (4.46%)
Apache Corp.	203,992	6,713,377
Encana Corp. (Canada)	283,587	1,965,258
	Total Energy	8,678,635
FINANCIALS – (43.02%)
Banks – (13.97%)
Bank of America Corp.	61,200	1,871,496
JPMorgan Chase & Co.	70,046	8,128,839
U.S. Bancorp	148,410	7,913,221
Wells Fargo & Co.	191,300	9,260,833
		27,174,389
Diversified Financials – (25.47%)
Capital Markets – (3.80%)
Bank of New York Mellon Corp.	148,904	7,394,573
Consumer Finance – (11.11%)
American Express Co.	71,572	8,390,385
Capital One Financial Corp.	142,489	13,227,254
		21,617,639
Diversified Financial Services – (10.56%)
Berkshire Hathaway Inc., Class B *	94,809	20,546,058
		49,558,270
Insurance – (3.58%)
Property & Casualty Insurance – (3.58%)
Markel Corp. *	6,499	6,963,743
	Total Financials	83,696,402
HEALTH CARE – (2.77%)
Health Care Equipment & Services – (2.77%)
CVS Health Corp.	16,857	916,683
Quest Diagnostics Inc.	46,515	4,483,116
	Total Health Care	5,399,799

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	April 30, 2019 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (11.67%)
Capital Goods – (11.67%)
	Ferguson PLC (United Kingdom)	79,521	$5,641,030
	General Electric Co.	256,008	2,603,602
	United Technologies Corp.	101,412	14,462,365
		Total Industrials	22,706,997
MATERIALS – (1.61%)
	LafargeHolcim Ltd. (Switzerland)	60,924	3,137,140
		Total Materials	3,137,140
	TOTAL COMMON STOCK – (Identified cost $168,865,213)		188,364,393
SHORT-TERM INVESTMENTS – (2.91%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $2,954,226 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-10.00%, 05/25/19-12/20/68, total market value $3,013,080)	$2,954,000	2,954,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.72%, 05/01/19, dated 04/30/19, repurchase value of $348,026 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.75%, 11/15/23, total market value $354,960)	348,000	348,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $2,363,181 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 05/01/39-05/01/49, total market value $2,410,260)	2,363,000	2,363,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,665,000)		5,665,000
	Total Investments – (99.72%) – (Identified cost $174,530,213)		194,029,393
	Other Assets Less Liabilities – (0.28%)		543,903
	Net Assets – (100.00%)		$194,573,296
ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	April 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.69%)
COMMUNICATION SERVICES – (3.13%)
Media & Entertainment – (3.13%)
Alphabet Inc., Class C *	3,948	$4,692,119
	Total Communication Services	4,692,119
FINANCIALS – (95.56%)
Banks – (35.15%)
Bank of America Corp.	192,120	5,875,030
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	94,658	3,788,213
Danske Bank A/S (Denmark)	57,674	1,022,853
DBS Group Holdings Ltd. (Singapore)	244,232	5,072,828
DNB ASA (Norway)	306,436	5,883,676
JPMorgan Chase & Co.	65,391	7,588,626
Metro Bank PLC (United Kingdom)*	79,590	778,390
PNC Financial Services Group, Inc.	31,681	4,338,079
U.S. Bancorp	211,438	11,273,874
Wells Fargo & Co.	146,728	7,103,103
		52,724,672
Diversified Financials – (38.55%)
Capital Markets – (17.73%)
Bank of New York Mellon Corp.	144,335	7,167,676
Charles Schwab Corp.	45,536	2,084,638
Goldman Sachs Group, Inc.	20,510	4,223,419
Julius Baer Group Ltd. (Switzerland)	114,382	5,513,954
KKR & Co. Inc., Class A	142,150	3,475,568
State Street Corp.	60,906	4,120,900
		26,586,155
Consumer Finance – (13.46%)
American Express Co.	77,378	9,071,023
Capital One Financial Corp.	119,800	11,121,034
		20,192,057
Diversified Financial Services – (7.36%)
Berkshire Hathaway Inc., Class B *	50,956	11,042,675
		57,820,887
Insurance – (21.86%)
Property & Casualty Insurance – (13.84%)
Chubb Ltd.	46,575	6,762,690
Loews Corp.	117,563	6,029,806
Markel Corp. *	7,437	7,968,820
		20,761,316
Reinsurance – (8.02%)
Alleghany Corp. *	6,909	4,538,384
Everest Re Group, Ltd.	13,710	3,228,705
Greenlight Capital Re, Ltd., Class A *	104,600	1,253,108

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	April 30, 2019 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	31,260	$3,008,348
			12,028,545
			32,789,861
		Total Financials	143,335,420
	TOTAL COMMON STOCK – (Identified cost $141,532,820)		148,027,539
SHORT-TERM INVESTMENTS – (1.61%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $1,259,096 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-10.00%, 05/25/19-12/20/68, total market value $1,284,180)	$1,259,000	1,259,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.72%, 05/01/19, dated 04/30/19, repurchase value of $148,011 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.75%, 11/15/23, total market value $150,960)	148,000	148,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $1,007,077 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 09/01/41-05/01/49, total market value $1,027,140)	1,007,000	1,007,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,414,000)		2,414,000
	Total Investments – (100.30%) – (Identified cost $143,946,820)		150,441,539
	Liabilities Less Other Assets – (0.30%)		(444,653)
	Net Assets – (100.00%)		$149,996,886

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	April 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.23%)
COMMUNICATION SERVICES – (12.33%)
Media & Entertainment – (12.33%)
Alphabet Inc., Class C *	12,539	$14,902,351
Baidu, Inc., Class A, ADR (China)*	10,586	1,759,711
Facebook, Inc., Class A *	45,146	8,731,236
Fang Holdings Ltd., Class A, ADR (China)*	82,051	124,718
iQIYI, Inc., Class A, ADR (China)*	139,983	3,095,024
	Total Communication Services	28,613,040
CONSUMER DISCRETIONARY – (32.17%)
Automobiles & Components – (1.85%)
Adient plc *	185,673	4,289,046
Consumer Services – (7.16%)
New Oriental Education & Technology Group, Inc., ADR (China)*	159,357	15,212,219
Tarena International, Inc., Class A, ADR (China)*	273,563	1,389,700
		16,601,919
Retailing – (23.16%)
Alibaba Group Holding Ltd., ADR (China)*	69,674	12,929,404
Amazon.com, Inc. *	7,257	13,980,756
JD.com, Inc., Class A, ADR (China)*	387,711	11,736,012
Naspers Ltd. - N (South Africa)	50,748	12,966,726
Quotient Technology Inc. *	227,544	2,113,884
		53,726,782
	Total Consumer Discretionary	74,617,747
ENERGY – (6.71%)
Apache Corp.	214,182	7,048,730
Encana Corp. (Canada)	789,281	5,469,717
Seven Generations Energy Ltd., Class A (Canada)*	388,829	3,047,477
	Total Energy	15,565,924
FINANCIALS – (29.09%)
Banks – (13.15%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	127,399	5,098,508
Danske Bank A/S (Denmark)	235,390	4,174,660
DBS Group Holdings Ltd. (Singapore)	321,920	6,686,450
DNB ASA (Norway)	128,385	2,465,036
Metro Bank PLC (United Kingdom)*	124,210	1,214,774
Wells Fargo & Co.	224,661	10,875,839
		30,515,267
Diversified Financials – (12.98%)
Capital Markets – (2.86%)
Julius Baer Group Ltd. (Switzerland)	51,324	2,474,150
Noah Holdings Ltd., ADS (China)*	76,307	4,146,522
		6,620,672
Consumer Finance – (5.56%)
Capital One Financial Corp.	113,436	10,530,264
Yirendai Ltd., ADR (China)*	149,927	2,374,844
		12,905,108

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	April 30, 2019 (Unaudited)

	Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (4.56%)
Berkshire Hathaway Inc., Class B *	48,805	$10,576,531
		30,102,311
Insurance – (2.96%)
Multi-line Insurance – (2.96%)
Sul America S.A. (Brazil)	862,197	6,860,459
	Total Financials	67,478,037
INDUSTRIALS – (9.92%)
Capital Goods – (8.13%)
Ferguson PLC (United Kingdom)	139,637	9,905,516
United Technologies Corp.	62,671	8,937,511
		18,843,027
Transportation – (1.79%)
InterGlobe Aviation Ltd. (India)	190,766	4,158,639
	Total Industrials	23,001,666
INFORMATION TECHNOLOGY – (6.24%)
Semiconductors & Semiconductor Equipment – (1.76%)
Applied Materials, Inc.	92,759	4,087,889
Technology Hardware & Equipment – (4.48%)
Hollysys Automation Technologies Ltd. (China)	496,347	10,388,543
	Total Information Technology	14,476,432
MATERIALS – (1.77%)
LafargeHolcim Ltd. (Switzerland)	79,577	4,097,633
	Total Materials	4,097,633
TOTAL COMMON STOCK – (Identified cost $229,113,919)		227,850,479
SHORT-TERM INVESTMENTS – (1.54%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $1,871,143 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-10.00%, 05/25/19-12/20/68, total market value $1,908,420)	$1,871,000	1,871,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.72%, 05/01/19, dated 04/30/19, repurchase value of $220,017 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.75%, 11/15/23, total market value $224,400)	220,000	220,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $1,497,114 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 06/01/47-04/01/49, total market value $1,526,940)	1,497,000	1,497,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,588,000)		3,588,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	April 30, 2019 (Unaudited)

	Total Investments – (99.77%) – (Identified cost $232,701,919)	$231,438,479
	Other Assets Less Liabilities – (0.23%)	522,786
	Net Assets – (100.00%)	$231,961,265

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	April 30, 2019 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (97.94%)
COMMUNICATION SERVICES – (2.99%)
Media & Entertainment – (2.99%)
Baidu, Inc., Class A, ADR (China)*	7,620	$1,266,672
Fang Holdings Ltd., Class A, ADR (China)*	342,740	520,965
iQIYI, Inc., Class A, ADR (China)*	80,872	1,788,080
	Total Communication Services	3,575,717
CONSUMER DISCRETIONARY – (31.77%)
Consumer Services – (11.28%)
New Oriental Education & Technology Group, Inc., ADR (China)*	122,593	11,702,728
Tarena International, Inc., Class A, ADR (China)*	346,343	1,759,422
		13,462,150
Retailing – (20.49%)
Alibaba Group Holding Ltd., ADR (China)*	44,748	8,303,886
Ctrip.com International, Ltd., ADR (China)*	44,196	1,946,834
JD.com, Inc., Class A, ADR (China)*	196,494	5,947,873
Naspers Ltd. - N (South Africa)	32,349	8,265,560
		24,464,153
	Total Consumer Discretionary	37,926,303
ENERGY – (6.84%)
Encana Corp. (Canada)	618,829	4,288,485
Seven Generations Energy Ltd., Class A (Canada)*	494,843	3,878,370
	Total Energy	8,166,855
FINANCIALS – (25.63%)
Banks – (14.97%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	114,417	4,578,968
Danske Bank A/S (Denmark)	171,522	3,041,956
DBS Group Holdings Ltd. (Singapore)	257,710	5,352,774
DNB ASA (Norway)	222,484	4,271,769
Metro Bank PLC (United Kingdom)*	64,520	631,006
		17,876,473
Diversified Financials – (6.93%)
Capital Markets – (5.62%)
Julius Baer Group Ltd. (Switzerland)	79,475	3,831,211
Noah Holdings Ltd., ADS (China)*	52,945	2,877,031
		6,708,242
Consumer Finance – (1.31%)
Yirendai Ltd., ADR (China)*	98,915	1,566,813
		8,275,055
Insurance – (3.73%)
Multi-line Insurance – (3.73%)
Sul America S.A. (Brazil)	559,000	4,447,936
	Total Financials	30,599,464
HEALTH CARE – (3.01%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.01%)
Novartis AG, ADR (Switzerland)	21,820	1,794,259
Roche Holding AG - Genusschein (Switzerland)	6,822	1,798,311
	Total Health Care	3,592,570

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	April 30, 2019 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (20.47%)
Capital Goods – (14.47%)
	Brenntag AG (Germany)	22,225	$1,198,019
	Ferguson PLC (United Kingdom)	71,101	5,043,735
	Safran S.A. (France)	36,583	5,329,994
	Schneider Electric SE (France)	67,353	5,700,487
			17,272,235
Transportation – (6.00%)
	Azul S.A., ADR (Brazil)*	24,616	639,031
	InterGlobe Aviation Ltd. (India)	219,103	4,776,377
	ZTO Express (Cayman) Inc., Class A, ADR (China)	87,631	1,746,486
			7,161,894
		Total Industrials	24,434,129
INFORMATION TECHNOLOGY – (4.24%)
Technology Hardware & Equipment – (4.24%)
	Hollysys Automation Technologies Ltd. (China)	242,046	5,066,023
		Total Information Technology	5,066,023
MATERIALS – (2.99%)
	LafargeHolcim Ltd. (Switzerland)	69,215	3,564,066
		Total Materials	3,564,066
	TOTAL COMMON STOCK – (Identified cost $111,266,112)		116,925,127
SHORT-TERM INVESTMENTS – (3.03%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $1,887,144 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-10.00%, 05/25/19-12/20/68, total market value $1,924,740)	$1,887,000	1,887,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.72%, 05/01/19, dated 04/30/19, repurchase value of $222,017 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.75%, 11/15/23, total market value $226,440)	222,000	222,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $1,510,115 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 06/01/35-05/01/49, total market value $1,540,200)	1,510,000	1,510,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,619,000)		3,619,000
	Total Investments – (100.97%) – (Identified cost $114,885,112)		120,544,127
	Liabilities Less Other Assets – (0.97%)		(1,152,133)
	Net Assets – (100.00%)		$119,391,994

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At April 30, 2019 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$194,029,393	$150,441,539	$231,438,479	$120,544,127
Cash	305	705	575	757
Receivables:
Capital stock sold	–	–	3,681,948	–
Dividends and interest	201,214	168,919	169,549	251,911
Investment securities sold	479,513	1,838,388	–	–
Prepaid expenses	4,395	3,611	5,053	2,291
Total assets	194,714,820	152,453,162	235,295,604	120,799,086
LIABILITIES:
Payables:
Deferred foreign taxes	–	–	76,438	149,845
Investment securities purchased	–	2,336,006	3,081,606	1,142,376
Accrued audit fees	8,812	8,812	8,812	7,638
Accrued accounting, custodian, and transfer agent fees	29,750	34,340	53,300	40,390
Accrued investment advisory fee	93,016	72,069	109,554	57,032
Other accrued expenses	9,946	5,049	4,629	9,811
Total liabilities	141,524	2,456,276	3,334,339	1,407,092
NET ASSETS	$194,573,296	$149,996,886	$231,961,265	$119,391,994
SHARES OUTSTANDING	8,050,000	6,300,000	9,450,000	6,350,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$24.17	$23.81	$24.55	$18.80
NET ASSETS CONSIST OF:
Paid-in capital	$174,293,365	$141,671,559	$239,553,361	$113,796,896
Distributable earnings (losses)**	20,279,931	8,325,327	(7,592,096)	5,595,098
Net Assets	$194,573,296	$149,996,886	$231,961,265	$119,391,994

*Including:
Cost of investments	$174,530,213	$143,946,820	$232,701,919	$114,885,112

**Net of deferred foreign taxes of	–	–	76,438	149,845

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the six months ended April 30, 2019 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$1,033,019	$1,552,410	$1,017,484	$745,521
Interest	93,856	23,009	44,288	47,643
Total income	1,126,875	1,575,419	1,061,772	793,164
Expenses:
Investment advisory fees (Note 3)	443,407	390,888	566,049	243,609
Accounting, custodian, and transfer agent fees	26,245	30,818	42,099	33,822
Audit fees	8,812	8,812	8,812	7,638
Legal fees	4,820	3,565	5,670	3,320
Reports to shareholders	3,600	4,300	7,800	1,200
Trustees’ fees and expenses	6,372	6,261	8,258	3,977
Registration and filing fees	4,000	200	225	4,050
Miscellaneous	10,611	10,085	14,458	9,242
Total expenses	507,867	454,929	653,371	306,858
Net investment income	619,008	1,120,490	408,401	486,306
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	541,132	1,089,084	(6,483,848)	(20,813)
Foreign currency transactions	(2,083)	(1,766)	10,425	(14,802)
Net realized gain (loss)	539,049	1,087,318	(6,473,423)	(35,615)
Net change in unrealized appreciation (depreciation)**	17,934,577	5,849,400	28,888,504	15,776,415
Net realized and unrealized gain on investments and foreign currency transactions	18,473,626	6,936,718	22,415,081	15,740,800
Net increase in net assets resulting from operations	$19,092,634	$8,057,208	$22,823,482	$16,227,106

*Net of foreign taxes withheld of	$1,299	$37,068	$55,801	$82,519

**Net of deferred foreign taxes of	–	–	76,438	149,845

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the six months ended April 30, 2019 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$619,008	$1,120,490	$408,401	$486,306
Net realized gain (loss) from investments and foreign currency transactions	539,049	1,087,318	(6,473,423)	(35,615)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	17,934,577	5,849,400	28,888,504	15,776,415
Net increase in net assets resulting from operations	19,092,634	8,057,208	22,823,482	16,227,106
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(3,520,440)	(4,095,360)	(7,947,720)	(281,250)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,987,355	8,758,755	28,228,906	43,075,449
Cost of shares redeemed	–	(13,416,000)	(31,922,036)	–
Net increase (decrease) in net assets resulting from capital share transactions	47,987,355	(4,657,245)	(3,693,130)	43,075,449
Total increase (decrease) in net assets	63,559,549	(695,397)	11,182,632	59,021,305
NET ASSETS:
Beginning of period	131,013,747	150,692,283	220,778,633	60,370,689
End of period	$194,573,296	$149,996,886	$231,961,265	$119,391,994
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,750,000	6,550,000	9,800,000	3,700,000
Shares sold	2,300,000	400,000	1,250,000	2,650,000
Shares redeemed	–	(650,000)	(1,600,000)	–
Shares outstanding, end of period	8,050,000	6,300,000	9,450,000	6,350,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2018

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF*
OPERATIONS:
Net investment income	$941,814	$1,596,554	$1,380,789	$271,897
Net realized gain (loss) from investments and foreign currency transactions	2,249,292	2,631,538	6,882,742	(355,034)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,157,296)	(6,615,642)	(40,936,679)	(10,267,621)
Net decrease in net assets resulting from operations	(966,190)	(2,387,550)	(32,673,148)	(10,350,758)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(618,930)	(1,260,480)	(302,450)	–
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,006,865	62,692,158	159,042,953	70,721,447
Cost of shares redeemed	–	(2,389,397)	(4,444,891)	–
Net increase in net assets resulting from capital share transactions	57,006,865	60,302,761	154,598,062	70,721,447
Total increase in net assets	55,421,745	56,654,731	121,622,464	60,370,689
NET ASSETS:
Beginning of period	75,592,002	94,037,552	99,156,169	–
End of period	$131,013,747	$150,692,283	$220,778,633	$60,370,689
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,350,000	4,050,000	3,950,000	–
Shares sold	2,400,000	2,600,000	6,050,000	3,700,000
Shares redeemed	–	(100,000)	(200,000)	–
Shares outstanding, end of period	5,750,000	6,550,000	9,800,000	3,700,000

*For the period March 1, 2018 (commencement of investment operations is the date the initial creation units were established) to October 31, 2018.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
April 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds, Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified, each an investment management company under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Funds cannot ensure that the investment objective of any of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2019 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$26,959,774	$4,692,119	$28,613,040	$3,575,717
Consumer Discretionary	37,785,646	–	74,617,747	37,926,303
Energy	8,678,635	–	15,565,924	8,166,855
Financials	83,696,402	143,335,420	67,478,037	30,599,464
Health Care	5,399,799	–	–	3,592,570
Industrials	22,706,997	–	23,001,666	24,434,129
Information Technology	–	–	14,476,432	5,066,023
Materials	3,137,140	–	4,097,633	3,564,066
Total Level 1	188,364,393	148,027,539	227,850,479	116,925,127
Level 2 – Other Significant Observable Inputs:
Short-term securities	5,665,000	2,414,000	3,588,000	3,619,000
Total Level 2	5,665,000	2,414,000	3,588,000	3,619,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$194,029,393	$150,441,539	$231,438,479	120,544,127

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2019, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017 (Davis Select International ETF, 2018).

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2018, Davis Select International ETF had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards (No expiration)
Short-term	$86,319
Long-term	–
Total	$86,319

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At April 30, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Unrealized appreciation	$25,845,079	$10,190,740	$23,340,140	$10,995,803
Unrealized depreciation	(6,639,258)	(3,765,484)	(24,702,822)	(5,537,832)
Net unrealized appreciation (depreciation)	$19,205,821	$6,425,256	$(1,362,682)	$5,457,971

Aggregate cost	$174,823,572	$144,016,283	$232,801,161	$115,086,156

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, in-kind transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term securities) during the six months ended April 30, 2019 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$17,153,268	$12,025,366	$20,206,901	$14,400,244
Proceeds from sales	12,667,114	12,627,712	32,431,112	5,860,229

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2019 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES – (CONTINUED)

The cost of in-kind purchases and proceeds from in-kind redemptions during the six months ended April 30, 2019 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$41,493,596	$7,440,939	$15,846,315	$34,793,022
Proceeds from in-kind redemptions	–	12,070,459	16,821,166	–

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of April 30, 2019, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Select	Davis Select	Davis Select
U.S. Equity ETF	Financial ETF	International ETF
39%	30%	58%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2020. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date without the consent of the Board of Trustees.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

NOTE 4 - CAPITAL STOCK

As of April 30, 2019, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day (“Creation Basket”). Authorized participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2019[e]	$22.78	$0.08	$1.86	$1.94
Year ended October 31, 2018	$22.56	$0.20	$0.18	$0.38
Period from January 11, 2017[g] to October 31, 2017	$20.13	$0.13	$2.30	$2.43
Davis Select Financial ETF:
Six months ended April 30, 2019[e]	$23.01	$0.17	$1.27	$1.44
Year ended October 31, 2018	$23.22	$0.29	$(0.23)	$0.06
Period from January 11, 2017[g] to October 31, 2017	$20.10	$0.14	$2.98	$3.12
Davis Select Worldwide ETF:
Six months ended April 30, 2019[e]	$22.53	$0.04	$2.78	$2.82
Year ended October 31, 2018	$25.10	$0.18	$(2.70)	$(2.52)
Period from January 11, 2017[g] to October 31, 2017	$20.15	$0.04	$4.91	$4.95
Davis Select International ETF:
Six months ended April 30, 2019[e]	$16.32	$0.09	$2.45	$2.54
Period from March 1, 2018[g] to October 31, 2018	$19.74	$0.13	$(3.55)	$(3.42)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the NASDAQ, and may be greater or less than net asset value, depending on the 4:00 P.M. EST midpoint of the bid-ask prices for a share of the Fund. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.15)	$(0.40)	$(0.55)	$24.17	9.05%	$24.20	9.06%	$194,573	0.63%[f]	0.63%[f]	0.77%[f]	8%
$(0.08)	$(0.08)	$(0.16)	$22.78	1.66%	$22.81	1.48%	$131,014	0.65%	0.63%	0.83%	28%
$–	$–	$–	$22.56	12.11%	$22.63	12.43%	$75,592	0.81%[f]	0.60%[f]	0.75%[f]	6%

$(0.27)	$(0.37)	$(0.64)	$23.81	6.74%	$23.81	6.69%	$149,997	0.64%[f]	0.64%[f]	1.58%[f]	9%
$(0.10)	$(0.17)	$(0.27)	$23.01	0.18%	$23.02	(0.00)%[h]	$150,692	0.64%	0.64%	1.22%	20%
$–	$–	$–	$23.22	15.50%	$23.28	15.77%	$94,038	0.76%[f]	0.65%[f]	0.81%[f]	13%

$(0.13)	$(0.67)	$(0.80)	$24.55	13.45%	$24.60	13.61%	$231,961	0.63%[f]	0.63%[f]	0.40%[f]	10%
$(0.02)	$(0.03)	$(0.05)	$22.53	(10.08)%	$22.55	(10.30)%	$220,779	0.64%	0.64%	0.68%	36%
$–	$–	$–	$25.10	24.58%	$25.19	24.99%	$99,156	0.86%[f]	0.65%[f]	0.19%[f]	14%

$(0.06)	$–	$(0.06)	$18.80	15.72%	$18.87	15.97%	$119,392	0.69%[f]	0.69%[f]	1.10%[f]	7%
$–	$–	$–	$16.32	(17.36)%	$16.34	(17.27)%	$60,371	0.85%[f]	0.75%[f]	1.05%[f]	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind creations or redemptions are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

[g]	Commencement of investment operations is the date the initial creation units were established.

[h]	Down less than 0.005%.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	None

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.	4	None

* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Fundamental ETF Trust officer since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Davis Fundamental ETF Trust officer since 2016). See description in the section on Interested Trustee.
Douglas A. Haines (born 03/04/71, Davis Fundamental ETF Trust officer since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Randi J. Roessler (born 06/26/81, Davis Fundamental ETF Trust officer since 2018). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Ryan M. Charles (born 07/25/78, Davis Fundamental ETF Trust officer since 2016). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisetfs.com. Fact Sheets are available on the Funds’ website at www.davisetfs.com.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2019

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: June 28, 2019